TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 7:-           TAXES ON INCOME

a.	Tax rates applicable to the Company:

The Company and its US subsidiary are subject to income taxes in the jurisdictions in which they operate. Taxable income of the Israeli company is subject to the Israeli Corporate tax rate which was 23% for the years ended December 31, 2025, 2024 and 2023. The U.S. federal corporate income tax rate applicable to the Company’s U.S. subsidiary was 21%, in addition to applicable state taxes, if any.

b.	Net operating loss carry forward:

As of December 31, 2025, and 2024, the Company had net operating loss carry forwards for Israeli income tax purposes of approximately $50.7 million and $34.6 million respectively. Net operating loss carry forwards in Israel may be carried forward indefinitely and offset against future taxable income. In addition, as of December 31, 2025, the Company’s U.S. subsidiary had net operating loss carry forwards for U.S. federal and state income tax purposes of approximately $1.7 million The utilization of such loss carry forwards is subject to applicable U.S. tax laws and may be limited. Under the U.S. tax laws, for net operating losses (NOLs) arising after December 31, 2017, the Tax Cuts and Jobs Act enacted on December 22, 2017 (the “2017 Act”) limits a taxpayer’s ability to utilize NOL carryforwards to 80% of taxable income.

c.	As of December 31, 2025, the Company and its US subsidiary had final tax assessments for tax years prior to and including the tax year ended December 31, 2020.

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2025	2024

Net operating loss carry forward	$12,251	$7,964
Research and development expenses	1,181	2,245
Other	45	37
Total deferred tax assets	13,477	10,246
Less deferred tax liabilities associated with IPR&D	(253)	-
Deferred tax assets, net	13,224	10,246
Less: Valuation allowance	(13,224)	(10,246)
Net deferred tax asset	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a full valuation allowance as of  December 31, 2025, and 2024.

Changes in valuation allowance for deferred tax assets were as follows:

	Year ended December 31,
	2025	2024	2023
Valuation allowance at beginning of year	10,246	6,925	5,376
Change in the valuation allowance resulting from the acquisition of LayerBio Inc.	95	-	-
Change in valuation allowance	2,883	3,321	1,549
Valuation allowance at end of year	$13,224	10,246	$6,925

e.	Income (loss) before income taxes:

Income (loss) before income taxes consisted of the following for the periods indicated:

	Year ended December 31,
	2025	2024	2023
Domestic (Israel)	(4,610)	(14,580)	(9,336)
Foreign	(404)	-	-
Loss before taxes on income	$(5,014)	(14,580)	$(9,336)
f.	Reconciliation of theoretical tax expenses to actual expenses

A reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:

	Year ended December 31,
	2025	Percent

IL Statutory Tax Rate	$(1,153)	23%
United States
Changes in Valuation Allowance	490	(10)%
others	(22)	0%

Changes in Valuation Allowance	2,393	(48)%
Difference resulting from using NIS as the measurement basis for tax purposes	(1,808)	(36)%
Nontaxable or Nondeductible Items
Share-based payment awards	108	(2)%
others	(8)	0%
Other adjustments	8	0%
Effective tax rate	$8	0%

The primary difference between the statutory tax rate of the Company and the effective rate for the years ended December 2024 and 2023, results virtually from the changes in valuation allowance in respect of carry forward tax losses, share based compensation expenses and research and development expenses due to the uncertainty of the realization of such tax benefits.

g.	Uncertain tax positions:

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	December 31,
	2025	2024	2023

Opening balance	$259	$251	$243
Tax positions taken in the current year	-	-	-
Interest and Exchange rate differences	8	8	8

Closing balance	$267	$259	$251

The balance of total unrecognized tax position, which, if recognized, would affect the effective tax rate in the Company’s consolidated statements of comprehensive loss.

The Company recognizes interest and penalties, if any, related to unrecognized tax positions in tax expenses and exchange differences in income tax expense. The accrued interest and exchange difference related to uncertain tax positions and the expenses recognized during the years ended December 31, 2025, 2024 and 2023 was $ 8 for all the respective years.